Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
 Shareholders’ Equity
Common Stock
In November 2011, August 2011, May 2011 and January 2011, the Corporation’s Board of Directors (the Board) declared the fourth, third, second and first quarter cash dividends of $0.01 per common share, which were paid on December 23, 2011, September 23, 2011, June 24, 2011 and March 25, 2011 to common shareholders of record on December 2, 2011, September 2, 2011, June 3, 2011 and March 4, 2011, respectively. In addition, in January 2012, the Board declared a first quarter cash dividend of $0.01 per common share payable on March 23, 2012 to common shareholders of record on March 2, 2012.
In connection with the exchanges described below in Preferred Stock, the Corporation issued 400 million shares of common stock.
On September 1, 2011, the Corporation closed the sale to Berkshire Hathaway, Inc. (Berkshire) of 50,000 shares of the Series T Preferred Stock and a warrant (the Warrant) to purchase 700 million shares of the Corporation’s common stock for an aggregate purchase price of $5.0 billion in cash. Of the $5.0 billion in cash proceeds, $2.9 billion was allocated to preferred stock and $2.1 billion to the Warrant on a relative fair value basis. The discount on the Series T Preferred Stock is not subject to accretion. The portion of proceeds allocated to the Warrant was recorded as additional paid-in capital. The Warrant is exercisable at the holder’s option at any time, in whole or in part until September 1, 2021, at an exercise price of $7.142857 per share of common stock. The Warrant may be settled in cash or by exchanging all or a portion of the Series T Preferred Stock. For additional information on the Berkshire investment and Series T Preferred Stock, see Preferred Stock in this Note.
On February 23, 2010, the Corporation held a special meeting of stockholders at which it obtained shareholder approval of an amendment to the Corporation’s amended and restated certificate of incorporation to increase the number of authorized shares of common stock from 10.0 billion to 11.3 billion. On April 28, 2010, at the Corporation’s 2010 annual meeting of stockholders, the Corporation obtained shareholder approval of an amendment to the Corporation’s amended and restated certificate of incorporation to increase the number of authorized shares of common stock from 11.3 billion to 12.8 billion.
In January 2009, the Corporation issued 1.4 billion shares of common stock in connection with its acquisition of Merrill Lynch. During 2009 and 2008, in connection with preferred stock issuances to the U.S. government under the Troubled Asset Relief Program (TARP), the Corporation issued warrants to purchase 121.8 million shares of common stock at an exercise price of $30.79 per share and 150.4 million shares of common stock at an exercise price of $13.30 per share. The U.S. Treasury auctioned these warrants in March 2010.
In May 2009, the Corporation issued 1.3 billion shares of its common stock at an average price of $10.77 per share through an at-the-market issuance program resulting in gross proceeds of approximately $13.5 billion.
In connection with employee stock plans in 2011, the Corporation issued approximately 51 million shares and repurchased approximately 28 million shares of its common stock to satisfy tax withholding obligations. At December 31, 2011, the Corporation had reserved 2.2 billion unissued shares of common stock for future issuances under employee stock plans, common stock warrants, convertible notes and preferred stock.
There is no existing Board authorized share repurchase program.
Preferred Stock
During both 2011 and 2010, the dividends declared on preferred stock were $1.4 billion, and $4.5 billion for 2009.
In 2011, the Corporation entered into separate agreements with certain institutional preferred and Trust Security holders (the Exchange Agreements) pursuant to which the Corporation and each security holder agreed to exchange shares, or depository shares representing fractional interests in shares, of various series of the Corporation’s preferred stock, par value $0.01 per share, or Trust Securities for an aggregate of 400 million shares of the Corporation’s common stock valued at $2.2 billion and $2.3 billion aggregate principal amount of senior notes. The exchanges, in the aggregate, increased Tier 1 common capital by $3.9 billion, or approximately 29 bps. The Exchange Agreements related to Trust Securities are described in Note 13 – Long-term Debt and the Exchange Agreements related to preferred stock are described below.
As part of the Exchange Agreements, the Corporation exchanged non-convertible preferred stock, with an aggregate liquidation preference of $815 million and carrying value of $814 million, for 72 million shares of common stock valued at $399 million and senior notes valued at $231 million. The $184 million difference between the carrying value of the non-convertible preferred stock and the fair value of the consideration issued to the holders of the non-convertible preferred stock was recorded in retained earnings as a non-cash reduction to preferred stock dividends.
Additionally, as a part of the Exchange Agreements, a portion of the Series L 7.25% Non-Cumulative Perpetual Convertible Preferred Stock (Series L Preferred Stock) with an aggregate liquidation preference and carrying value of $269 million was exchanged for 20 million common shares valued at $123 million and senior notes valued at $129 million. The $17 million difference between the carrying value of the Series L Preferred Stock and the fair value of the consideration issued to holders of the Series L Preferred Stock was reclassified from preferred stock to common stock and additional paid-in capital. Because the number of common shares issued to the Series L Preferred Stock holders was in excess of the number of common shares issuable pursuant to the original conversion terms, the $220 million fair value of consideration transferred to the Series L Preferred Stock holders in excess of the $32 million fair value of securities issuable pursuant to the original conversion terms was recorded as a non-cash preferred stock dividend. The dividend did not impact total shareholders’ equity as it reduced retained earnings and increased common stock and additional paid-in capital by the same amount.
The table below lists the aggregate liquidation value of each series of preferred stock exchanged.

Preferred Stock Exchanged

	Preferred Shares Exchanged	Liquidation Value (1, 2)
(Dollars in millions, actual shares)
Non-convertible
Series D	260	$7
Series E	5,915	148
Series J	1,058	26
Series K	4,929	123
Series M	4,958	124
Series 1	1,215	36
Series 2	5,436	163
Series 3	563	17
Series 4	2,203	66
Series 5	3,288	99
Series 6	5,612	6
Total non-convertible	35,437	815
Convertible
Series L	269,139	269
Total exchanged	304,576	$1,084

(1)	Amounts shown are before third-party issuance costs.

(2)	Carrying value of preferred stock exchanged was $1,083 million.

The Series T Preferred Stock issued as part of the Berkshire investment has a liquidation value of $100,000 per share and dividends on the Series T Preferred Stock accrue on the liquidation value at a rate per annum of six percent but will be paid only when and if declared by the Board out of legally available funds. Subject to the approval of the Board of Governors of the Federal Reserve System, the Series T Preferred Stock may be redeemed by the Corporation at any time at a redemption price of $105,000 per share plus any accrued, unpaid dividends. The Series T Preferred Stock has no maturity date and ranks senior to the outstanding common stock with respect to the payment of dividends and distributions in liquidation. At any time when dividends on the Series T Preferred Stock have not been paid in full, the unpaid amounts will accrue dividends at a rate per annum of eight percent and the Corporation will not be permitted to pay dividends or other distributions on, or to repurchase, any outstanding common stock or any of the Corporation’s outstanding preferred stock of any series. Following payment in full of accrued but unpaid dividends on the Series T Preferred Stock, the dividend rate remains at eight percent per annum.
In connection with the Merrill Lynch acquisition, Merrill Lynch non-convertible preferred shareholders received Bank of America Corporation preferred stock having substantially identical terms. On October 15, 2010, all of the outstanding shares of the mandatory convertible preferred stock of Merrill Lynch automatically converted into an aggregate of 50 million shares of the Corporation’s common stock in accordance with the terms of these preferred securities.
In January 2009, in connection with TARP and the Merrill Lynch acquisition, the Corporation issued to the U.S. Treasury non-voting perpetual preferred stock for $30.0 billion.
In December 2009, the Corporation repurchased the non-voting perpetual preferred stock previously issued to the U.S. Treasury (TARP Preferred Stock) in 2009 and 2008 through the use of $25.7 billion in excess liquidity and $19.3 billion in proceeds from the sale of 1.3 billion Common Equivalent Securities (CES) valued at $15.00 per unit. The CES consisted of depositary shares representing interests in shares of Common Equivalent Junior Preferred Stock, Series S (Common Equivalent Stock) and contingent warrants to purchase an aggregate of 60 million shares of the Corporation’s common stock. On February 23, 2010, the Corporation held a special meeting of stockholders at which it obtained shareholder approval of an amendment to the Corporation’s amended and restated certificate of incorporation to increase the number of authorized shares of common stock. Accordingly, the Common Equivalent Stock automatically converted in full into 1.286 billion shares of common stock on February 24, 2010. In addition, as a result, the contingent warrants expired without having become exercisable and the CES ceased to exist.
During 2009, the Corporation entered into agreements with certain holders of non-government perpetual preferred stock to exchange their holdings of approximately $7.3 billion aggregate liquidation preference, before third-party issuance costs, of 323 million shares of perpetual preferred stock for 545 million shares of common stock with a fair value of $6.1 billion. In addition, the Corporation exchanged $3.9 billion aggregate liquidation preference, before third-party issuance costs, of 144 million shares of non-government preferred stock for 200 million shares of common stock in an exchange offer with a fair value of stock issued of $2.5 billion. In total, these exchanges resulted in the exchange of $11.3 billion aggregate liquidation preference, before third-party issuance costs, or 467 million shares of preferred stock into 745 million shares of common stock with a fair value of $8.6 billion.
In addition, during 2009, the Corporation exchanged 3.6 million shares, or $3.6 billion aggregate liquidation preference of Series L Preferred Stock into 255 million shares of common stock with a fair value of $2.8 billion, which was accounted for as an induced conversion of preferred stock.
As a result of these 2009 exchanges, the Corporation recorded an increase to retained earnings and net income (loss) applicable to common shareholders of $576 million. This represents the net of a $2.62 billion benefit due to the excess of the carrying value of the Corporation’s non-convertible preferred stock over the fair value of the common stock exchanged, partially offset by a $2.04 billion inducement representing the excess of the fair value of the common stock exchanged over the fair value of the common stock that would have been issued under the original conversion terms.
The table below presents a summary of perpetual preferred stock previously issued by the Corporation and remaining outstanding at December 31, 2011.

Preferred Stock Summary

(Dollars in millions, except as noted)
Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying Value (1)	Per Annum Dividend Rate	Redemption Period
Series B (2)	7% Cumulative Redeemable	June 1997	7,571	$100	$1	7.00%	n/a
Series D (3, 8)	6.204% Non-Cumulative	September 2006	26,174	25,000	654	6.204%	On or after September 14, 2011
Series E (3, 8)	Floating Rate Non-Cumulative	November 2006	13,576	25,000	340	Annual rate equal to the greater of (a) 3-mo. LIBOR + 35 bps and (b) 4.00%	On or after November 15, 2011
Series H (3, 8)	8.20% Non-Cumulative	May 2008	114,483	25,000	2,862	8.20%	On or after May 1, 2013
Series I (3, 8)	6.625% Non-Cumulative	September 2007	14,584	25,000	365	6.625%	On or after October 1, 2017
Series J (3, 8)	7.25% Non-Cumulative	November 2007	38,053	25,000	951	7.25%	On or after November 1, 2012
Series K (3, 9)	Fixed-to-Floating Rate Non-Cumulative	January 2008	61,773	25,000	1,544	8.00% through 1/29/18; 3-mo. LIBOR + 363 bps thereafter	On or after January 30, 2018
Series L	7.25% Non-Cumulative Perpetual Convertible	January 2008	3,080,182	1,000	3,080	7.25%	n/a
Series M (3, 9)	Fixed-to-Floating Rate Non-Cumulative	April 2008	52,399	25,000	1,310	8.125% through 5/14/18; 3-mo. LIBOR + 364 bps thereafter	On or after May 15, 2018
Series T	6% Cumulative	September 2011	50,000	100,000	2,918	6.00%	See description in Preferred Stock in this Note
Series 1 (3, 4)	Floating Rate Non-Cumulative	November 2004	3,646	30,000	109	3-mo. LIBOR + 75 bps (5)	On or after November 28, 2009
Series 2 (3, 4)	Floating Rate Non-Cumulative	March 2005	12,111	30,000	363	3-mo. LIBOR + 65 bps (5)	On or after November 28, 2009
Series 3 (3, 4)	6.375% Non-Cumulative	November 2005	21,773	30,000	653	6.375%	On or after November 28, 2010
Series 4 (3, 4)	Floating Rate Non-Cumulative	November 2005	10,773	30,000	323	3-mo. LIBOR + 75 bps (6)	On or after November 28, 2010
Series 5 (3, 4)	Floating Rate Non-Cumulative	March 2007	16,902	30,000	507	3-mo. LIBOR + 50 bps (6)	On or after May 21, 2012
Series 6 (3, 7)	6.70% Non-Cumulative Perpetual	September 2007	59,388	1,000	60	6.70%	On or after February 3, 2009
Series 7 (3, 7)	6.25% Non-Cumulative Perpetual	September 2007	16,596	1,000	17	6.25%	On or after March 18, 2010
Series 8 (3, 4)	8.625% Non-Cumulative	April 2008	89,100	30,000	2,673	8.625%	On or after May 28, 2013
Total			3,689,084		$18,730

(1)	Amounts shown are before third-party issuance costs and other Merrill Lynch purchase accounting related adjustments of $333 million.

(2)	Series B Preferred Stock does not have early redemption/call rights.

(3)	The Corporation may redeem series of preferred stock on or after the redemption date, in whole or in part, at its option, at the liquidation preference plus declared and unpaid dividends.

(4)	Ownership is held in the form of depositary shares, each representing a 1/1200th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.

(5)	Subject to 3.00% minimum rate per annum.

(6)	Subject to 4.00% minimum rate per annum.

(7)	Ownership is held in the form of depositary shares, each representing a 1/40th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.

(8)	Ownership is held in the form of depositary shares, each representing a 1/1000th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.

(9)
Ownership is held in the form of depositary shares, each representing a 1/25th interest in a share of preferred stock, paying a semi-annual cash dividend, if and when declared, until the redemption date adjusts to a quarterly cash dividend, if and when declared, thereafter.

n/a = not applicable

Series L Preferred Stock listed in the Preferred Stock Summary table does not have early redemption/call rights. Each share of the Series L Preferred Stock may be converted at any time, at the option of the holder, into 20 shares of the Corporation’s common stock plus cash in lieu of fractional shares. On or after January 30, 2013, the Corporation may cause some or all of the Series L Preferred Stock, at its option, at any time or from time to time, to be converted into shares of common stock at the then-applicable conversion rate if, for 20 trading days during any period of 30 consecutive trading days, the closing price of common stock exceeds 130 percent of the then-applicable conversion price of the Series L Preferred Stock. If the Corporation exercises its rights to cause the automatic conversion of Series L Preferred Stock on January 30, 2013, it will still pay any accrued dividends payable on January 30, 2013 to the applicable holders of record.
All series of preferred stock in the Preferred Stock Summary table have a par value of $0.01 per share, are not subject to the operation of a sinking fund, have no participation rights, and with the exception of the Series L Preferred Stock, are not convertible. The holders of the Series B Preferred Stock and Series 1 through 8 Preferred Stock have general voting rights, and the holders of the other series included in the table have no general voting rights. All outstanding series of preferred stock of the Corporation have preference over the Corporation’s common stock with respect to the payment of dividends and distribution of the Corporation’s assets in the event of a liquidation or dissolution. With the exception of the Series T Preferred Stock, if any dividend payable on these series is in arrears for three or more semi-annual or six or more quarterly dividend periods, as applicable (whether consecutive or not), the holders of these series and any other class or series of preferred stock ranking equally as to payment of dividends and upon which equivalent voting rights have been conferred and are exercisable (voting as a single class), will be entitled to vote for the election of two additional directors. These voting rights terminate when the Corporation has paid in full dividends on these series for at least two semi-annual or four quarterly dividend periods, as applicable, following the dividend arrearage.